Taxation - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Major components of tax expense (income) [abstract]
Loss before income tax	€ (304,656)	€ (319,320)		€ (43,945)
Income tax expense at statutory tax rate, Amount	€ 78,601	€ 79,830		€ 10,986
Income tax expense at statutory tax rate, Percent	(25.80%)	(25.00%)		(25.00%)
Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions, Amount	€ 165	€ 0		€ (39)
Impact of different tax rates of local jurisdictions, Percentage	(0.10%)	0.00%		0.10%
Non-taxable income, Amount	€ 7,987	€ 0		€ 0
Non-taxable income, Percentage	(2.60%)	0.00%		0.00%
Non-deductible expenses, Amount	€ (68,372)	€ (74,033)		€ (1,784)
Non-deductible expenses, Percentage	22.40%	23.20%		4.10%
Temporary differences for which no deferred tax is recognized, Amount	€ (2,412)	€ (5,997)		€ (9,196)
Temporary differences for which no deferred tax is recognized, Percentage	0.80%	1.90%		20.80%
Adjustments in respect of current income tax of previous years	€ (64)	€ 0		€ 0
Adjustments previous year	0.00%	0.00%		0.00%
(De)recognition of previously (un)recognized deferred tax assets, Amount	€ (16,464)	€ (152)		€ 722
(De)recognition of previously (un)recognized deferred tax assets, Percentage	5.40%	0.00%		(1.60%)
Other, Amount	€ (77)	€ 0		€ 0
Other, Percentage	0.00%	0.00%		0.00%
Effective tax (rate), Amount	€ (636)	€ (352)	[1]	€ 689	[1]
Effective tax (rate), Percentage	0.20%	0.10%		(1.60%)

[1]	Refer to Note 2.7.24 for details regarding the restatement of comparative figures as a result of changes in accounting policies